FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified				9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 U.S. treasury bills	Dec. 31, 2013 U.S. treasury bills	Sep. 30, 2014 Total	Dec. 31, 2013 Total	Dec. 31, 2012 Total	Sep. 30, 2014 Total Government securities money market	Dec. 31, 2013 Total Government securities money market	Dec. 31, 2012 Total Government securities money market	Sep. 30, 2014 Total U.S. treasury bills	Dec. 31, 2013 Total U.S. treasury bills	Dec. 31, 2012 Total U.S. treasury bills	Dec. 31, 2013 Total Bank time deposits	Dec. 31, 2012 Total Bank time deposits	Dec. 31, 2013 Total Common stock	Dec. 31, 2012 Level 1	Dec. 31, 2012 Level 1 U.S. treasury bills	Sep. 30, 2014 Level 2	Dec. 31, 2013 Level 2	Dec. 31, 2012 Level 2	Sep. 30, 2014 Level 2 Government securities money market	Dec. 31, 2013 Level 2 Government securities money market	Dec. 31, 2012 Level 2 Government securities money market	Sep. 30, 2014 Level 2 U.S. treasury bills	Dec. 31, 2013 Level 2 U.S. treasury bills	Dec. 31, 2013 Level 2 Bank time deposits	Dec. 31, 2012 Level 2 Bank time deposits	Dec. 31, 2013 Level 3	Dec. 31, 2013 Level 3 Common stock
Fair value measurements
Maximum investment term				6 months	6 months
Cash and cash equivalents									$ 63,987	$ 73,366	$ 22,685		$ 146,991	$ 135,293	$ 40,468				$ 135,293				$ 63,987	$ 73,366	$ 22,685		$ 146,991	$ 40,468
Total investments in securities	73,999	68,141	139,138				68,141	139,138				73,999	66,237	50,995		88,143	1,904	50,995	50,995		66,237	88,143				73,999	66,237		88,143	1,904	1,904
Total financial assets						$ 137,986	$ 328,966	$ 297,116										$ 186,288		$ 137,986	$ 327,062	$ 110,828								$ 1,904